Commitments and Contingencies (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Commitments and Contingencies
Financial gurantee liabilities, Beginning balance	$ 1,107,212	$ 1,083,295	$ 182,200
Change in carrying value	34,050		901,095
Accretion		23,917
Financial gurantee liabilities, Ending balance	$ 1,141,262	$ 1,107,212	$ 1,083,295